Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

Accounts receivable, net are comprised of:

	December 31, 2012	December 31, 2011
Domestic customers	594,343	503,566
Foreign customers	195,486	358,942

Total accounts receivable	789,829	862,508
Less allowance for doubtful accounts	(84,367)	(46,062)

Total accounts receivable, net	705,462	816,446

Schedule of Changes in Allowance for Doubtful Accounts

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(46,062)	(48,657)	(66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614

Balance at end of year	(84,367)	(46,062)	(48,657)